Director's Loans (Details 1) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Borrowings [abstract]
Current portion	$ 300,000	$ 893,800
Non-current portion	512,119	0
Total	$ 812,119	$ 893,800	$ 763,544